Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Carrying Value of Long Term Debt Instruments

(a) Carrying value of long-term debt instruments

As at December 31,	Issue date	Maturity date	Par value	2018	2017
4.70% Senior notes(1),(3)	June 23, 2016	June 23, 2046	US$ 1,000	$1,355	$1,246
5.375% Senior notes(2),(3)	March 4, 2016	March 4, 2046	US$ 750	1,010	928
3.527% Senior notes(2),(3)	December 2, 2016	December 2, 2026	US$ 270	367	338
4.150% Senior notes(2),(3)	March 4, 2016	March 4, 2026	US$ 1,000	1,356	1,246
4.90% Senior notes(2),(3)	September 17, 2010	September 17, 2020	US$ 500	681	626
5.505% Medium-term notes(4)	June 26, 2008	June 26, 2018	$ 400	–	400
Total				$4,769	$4,784

(1)	MFC may redeem the notes in whole, but not in part, on June 23, 2021 and thereafter on every June 23, at a redemption price equal to par, together with accrued and unpaid interest.
(2)

MFC may redeem the senior notes in whole or in part, at any time, at a redemption price equal to the greater of par and a price based on the yield of a corresponding U.S. Treasury bond plus a specified number of basis points. The specified number of basis points is as follows: 5.375% – 40 bps, 3.527% – 20 bps, 4.150% – 35 bps, and 4.90% – 35 bps.

(3)

These U.S. dollar senior notes have been designated as hedges of the Company’s net investment in its U.S. operations which reduces the earnings volatility that would otherwise arise from the re-measurement of these senior notes into Canadian dollars.

(4)	On June 26, 2018, the 5.505% Medium term notes matured.

Aggregate Maturities of Long-term Debt

(c) Aggregate maturities of long-term debt

As at December 31,	2018	2017
Less than one year	$–	$400
One to two years	681	–
Two to three years	–	626
Greater than five years	4,088	3,758
Total	$4,769	$4,784